Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,
	2021	2020
	£’000	£’000
Cash and cash equivalents	560,425	60,349
Restricted cash	1,748	2,235
	562,173	62,584